Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) R in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		$ 4,657.1		$ 4,259.2	[1]					$ 4,892.9
Borrowing costs	[2]	$ 43.4		$ 17.5			$ 22.9
Average interest capitalisation rate		6.20%	6.20%	5.90%		5.90%
Write-off of exploration and evaluation assets - continuing operations		$ 30.0		$ 37.7	[1]		51.5	[1]
Exploration expense		84.4		104.2			109.8
Cost Price Property Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs	[3]	31.0		17.5
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and reversal of impairment, net		0.2		411.7
Impairment		0.2		1.9
South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		0.0	R 0.0	481.5		R 6,470.9	277.8		R 3,495,000.0
Damang Mining Fleet and Related Spare [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		20.0		9.9
Damang Mining Fleet and Related Spare [Member] | Gruyere Mining Company Pty Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		11.0		7.6
Other impaired assets [member] | South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		0.0	R 0.0	409.8	[4]	R 5,507.0	$ 0.0		R 0.0
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset	[5]	3,939.4		3,680.7	[6]
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs	[5]	31.0		17.5	[6]
Mine development infrastructure and other assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		$ 0.0		$ 12.6

[1]	Refer note 42.
[2]	Borrowing costs capitalised of US$43.4 million comprise borrowing costs relating to general borrowings of US$31.0 million and specific borrowings of US$12.4 million. The specific borrowings of US$12.4 million relate to the Gruyere project and are included in additions to property, plant and equipment of US$612.5 million (refer note 13).
[3]	General borrowing costs of US$31.0 million (2018: US$17.5 million) arising on group general borrowings were capitalised during the period and comprised US$20.0 million (2018: US9.9 million) borrowings costs related to the Damang reinvestment project and US$11.0 million (2018: US7.6 million) borrowings costs related to the Gruyere project. An average interest capitalisation rate of 6.2% (2018: 5.9%) was applied.
[4]	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).
[5]	Included in the cost of mine development, infrastructure and other assets are exploration and evaluation assets amounting to US$nil (2018: US$12.6 million).
[6]	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Austalian consumer price index (“CPI”).